Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 12,498	$ 14,109	$ 19,821	$ 28,537
Cost of revenue	11,656	11,750	17,444	26,720
Gross profit	842	2,359	2,377	1,817
Operating expenses:
Research and development	1,574	3,460	2,867	7,809
General and administrative	4,106	5,720	6,778	12,915
Sales and marketing	290	962	733	2,083
Foreign exchange (gain) loss	(4,224)	(141)	(5,427)	1,795
Depreciation and amortization	106	98	214	456
Operating expenses	1,852	10,099	5,165	25,058
Loss from continuing operations	(1,010)	(7,740)	(2,788)	(23,241)
Loss from investments accounted for by the equity method	(3,686)	(1,102)	(7,570)	(1,102)
Gain on deconsolidation	0	13,266	0	13,266
Interest on long-term debt	(166)	(288)	(358)	(603)
Interest and other income (loss), net of bank charges	(147)	95	502	21
Income (loss) before income taxes	(5,009)	4,231	(10,214)	(11,659)
Income tax expense	44	85	134	216
Net income (loss) from continuing operations	(5,053)	4,146	(10,348)	(11,875)
Net income (loss) from discontinued operations (note 5)	(29,291)	1,671	(26,447)	4,044
Net income (loss) for the period	(34,344)	5,817	(36,795)	(7,831)
Other comprehensive income (loss):
Cumulative translation adjustment	6,921	(1,212)	10,562	(1,642)
Ownership share of equity method investments' other comprehensive loss	(1,464)	(83)	(2,293)	(83)
Other comprehensive income (loss)	5,457	(1,295)	8,269	(1,725)
Comprehensive income (loss)	$ (28,887)	$ 4,522	$ (28,526)	$ (9,556)
Net income (loss) per share:
From continuing operations - basic (in dollars per share)	$ (0.29)	$ 0.24	$ (0.60)	$ (0.69)
From discontinued operations - basic (in dollars per share)	(1.69)	0.10	(1.53)	0.23
From continuing operations - diluted (in dollars per share)	(0.29)	0.24	(0.60)	(0.69)
From discontinued operations - diluted (in dollars per share)	(1.69)	0.10	(1.53)	0.23
Net income (loss) per share - basic (in dollars per share)	(1.98)	0.34	(2.12)	(0.45)
Net income (loss) per share - diluted (in dollars per share)	$ (1.98)	$ 0.34	$ (2.12)	$ (0.45)
Weighted average common shares outstanding:
Basic (in shares)	17,338,288	17,239,460	17,330,527	17,230,000
Diluted (in shares)	17,338,288	17,488,070	17,330,527	17,230,000